CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of revenues	$ 181,121	$ 125,689	$ 88,391
General and administrative expenses	50,768	44,277	26,654
Selling and marketing expenses	27,685	17,468	13,205
Research and development expenses	3,684	3,852	1,222
Stock Based Compensation Expense
Cost of revenues	307	175	159
General and administrative expenses	7,611	8,091	2,074
Selling and marketing expenses	1,225	273	110
Research and development expenses	$ 188	$ 7	$ 7